Interests in Jointly-Controlled Entities	12 Months Ended
Mar. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Interests in Jointly-Controlled Entities
12.	INTERESTS IN JOINTLY-CONTROLLED ENTITIES

During the fiscal year ended March 31, 2007, Consortium Investment (BVI) Limited (“CIBL”) effectively disposed of 70% of its equity interest in Lite Array Holdings to Anwell as part of an arrangement to set up a joint venture in Mainland China to exploit the opportunity in the development and manufacturing of OLED equipment. Subsequent to the completion of the disposal, the Company still retains 2,400,000 common stock of Lite Array Holdings, representing a 30% equity interest in Lite Array Holdings through CIBL. The Company accounts for its interest in Lite Array Holdings and its subsidiaries (collectively referred to as the “jointly-controlled entities”), in which the Company does not have unilateral control, but joint control, under the equity method.

Particulars of the jointly-controlled entities are as follows:

Name	Place of incorporation/ registration	Percentage of ownership interest attributable to the Company	Principal activities
Lite Array Holdings Limited	British Virgin Islands	30	Investment holding

Dongguan Litewell (OLED) Technology Limited*	PRC	30	Research and development of OLED equipment

Litewell Technology (HK) Limited*	Hong Kong	30	Design and trading of OLED production equipment and trading of OLED products and corresponding materials

*	Wholly-owned subsidiaries of Lite Array Holdings Limited

The Company has discontinued the recognition of its share of losses of the jointly-controlled entities because the share of losses of the jointly-controlled entities exceeded the Company’s interests in the jointly-controlled entities. The Company has no further obligation to fund operations.

The following table illustrates the summarized financial information of the Company’s jointly-controlled entities:

As of or for the years ended December 31*

	2012	2011
	US$	US$
Current assets	259,760	331,826
Non-current assets	1,496,549	1,705,652
Current liabilities	(5,164,836)	(4,746,605)
Revenue	4,086	5,219
Operating expenses	(619,669)	(869,179)
Net loss	(703,124)	(553,065)

*	The financial year end date of Lite Array Holdings Limited